Notes Payable	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Notes Payable [Abstract]
Notes Payable

Note 7. Convertible Notes and Debenture Payable

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates. These loans (now convertible promissory notes) were originally due in February 2014, and have been included in current liabilities as of July 31, 2014 and April 30, 2014. Two of the above mentioned notes were modified in February 2014, see below and one is currently in default.

On February 18, 2014 the Company renegotiated the terms of one of the $50,000 convertible notes, specifically the one dated February 27, 2012. The maturity date was extended to December 1, 2014 and the conversion price has been reduced to $0.19 per share. The interest rate has been amended to 3.25% from February 27, 2012. This was treated as a note extinguishment in accordance with ASC 470-50. No gain or loss on extinguishment was recorded and no beneficial conversion feature existed on the modification date.

On February 28, 2014 the Company renegotiated the terms of the $100,000 convertible note dated February 25, 2012. A payment was made in the amount of $25,000 on February 28, 2014, reducing the principal to $75,000. Another principal payment of $25,000 was made on August 1, 2014 and $50,000 will be made on December 1, 2014. The interest rate was raised to 3.25% from February 25, 2012. The conversion price was reduced to $0.19 per share. This was treated as a note extinguishment in accordance with ASC 470-50. No gain or loss on extinguishment was recorded and no beneficial conversion feature existed on the modification date.

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. On September 25, 2013, as a term of the convertible Debenture issued as discussed further in this Note, the maturity of the debt to the CEO, has been extended to April 5, 2015. On July 16, 2014, the maturity of the debt to the CEO has been extended to January 1, 2016. There was no accounting effect for these modifications.

On August 14, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum. The note is convertible into shares of common stock of the Company at a rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit). The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012 the maturity date was extended to August 31, 2013. On September 25, 2013, as a term of the convertible Debenture issued as discussed further in this Note, the maturity of the debt to the CEO has been extended to April 5, 2015. On July 16, 2014, the maturity of the debt to the CEO has been extended to January 1, 2016. There was no accounting effect for these modifications.

On September 26, 2013, the Company and an institutional investor (the "Institutional Investor") signed a Securities Purchase Agreement (the "Agreement") with respect to a loan of $2,240,000 evidenced by an 18 month original issue discount secured convertible debenture (the "Debenture") with gross proceeds of $2,000,000 prior to fees. Payments on the Debenture are due 25% on November 1, 2014, 25% on January 1, 2015 and the remaining 50% on April 1, 2015 as a final payment. The Company has the option to pay the interest or principal in stock subject to certain "Equity Conditions" such as giving notice of its intent 20 trading days beforehand. The Agreement provides that the Debenture may be converted at the holder's option at $0.3325 per share at any time after the closing and subject to adjustments. The Company evaluated that for the embedded conversion option, there was no beneficial conversion value to record as the conversion price was greater than the fair market value of the common shares on the note issue date. Warrants with a relative fair value of $389,565 were issued for 100% of the number of shares of common stock that could be purchased at the conversion price at closing or 6,736,842. The warrants have a five-year term and are exercisable for cash if an outstanding registration statement is in effect within 90 days of closing. The $389,565 is recorded as a debt discount to be amortized over the debt term. The Debenture bears 8% per annum interest and are amortizable in installments over their term. The financing closed on September 26, 2013 and the Company received proceeds of approximately $1.7 million, net of certain offering costs and before payment of various debt issue costs. Offering costs to the lender included an original issue discount of $240,000 and cash loan fees of $117,846. At July 31, 2014, the balance of the Debenture payable was $1,911,572, which is the loan of $2,240,000 less $328,428 of unamortized original issue discount. The Debenture was paid on September 4, 2014.  (See Note 11)

In September 2013 Company had entered into an engagement agreement with Laidlaw & Co. ("Laidlaw") to act as placement agent for the offering and receive customary compensation. Laidlaw introduced the Institutional Investor. As a placement agent fee, the Company paid Laidlaw $207,500 and issued 1,347,368 five year warrants with an exercise price of $0.3325, valued at $94,316. The warrants and fees paid plus legal fees of $35,356 were recorded as a debt issue cost asset and are being amortized over the debt term.

Note 9. Notes Payable

Convertible Notes Payable

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to three individuals, of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into shares of common stock of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue dates. These loans (now convertible promissory notes) were originally due February of 2014 and, have been included in short-term liabilities as of April 30, 2014 and 2013. Two of the above mentioned notes were modified in February 2014, see below and one is currently in default.

On February 18, 2014 the company renegotiated the terms of one of the $50,000 convertible notes, specifically the one dated February 27, 2012. The maturity date was extended to December 1, 2014 and the conversion price has been reduced to $0.19 per share. The interest rate has been amended to 3.25% from February 27, 2012. This was treated as a note extinguishment in accordance with ASC 470-50. No gain or loss on extinguishment was recorded and no beneficial conversion feature existed on the modification date.

On February 28, 2014 the company renegotiated the terms of the $100,000 convertible note dated February 25, 2012. A payment was made in the amount of $25,000 on February 28, 2014, reducing the principal to $75,000. Another principal payment of $25,000 will be made on August 1, 2014 and $50,000 on December 1, 2014. The interest rate was raised to 3.25% from February 25, 2012. The conversion price was reduced to $0.19 per share. This was treated as a note extinguishment in accordance with ASC 470-50. No gain or loss on extinguishment was recorded and no beneficial conversion feature existed on the modification date.

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into shares of common stock of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. On September 25, 2013, the maturity of the debt to the CEO, has been extended to April 5, 2015. On July 16, 2014, the maturity of the debt to the CEO has been extended to January 1, 2016. There was no accounting effect for these modifications. (See Note 15).

On February 29, 2012 (the "Effective Date"), the Company retained the investment bank of Laidlaw & Company (UK) Ltd. ("Laidlaw") on an exclusive basis for the purpose of raising up to $6,000,000 (plus up to an additional $1,200,000 million to cover over-allotments at the option of Laidlaw) through two successive best-efforts private placements of the Company's securities following the reverse merger. Each Unit in the Phase One financing consisted of: (i) senior secured convertible notes (the "Convertible Notes"), bearing 10% interest, convertible into the Company's shares of common stock at the lower of (a) $1.00 or (b) 95% of the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note and (ii) five-year warrant to purchase that number of the Company's shares of common stock equal to 25% of the convertible note amount. As of June 30, 2012, the Company, without the assistance of any broker-dealer, raised $150,000 from the sale of 3.0 Units. Laidlaw raised $1,289,527 (net of debt issuance costs of $266,473) from the sale of 31.12 Units (including Convertible Notes payable and an estimated 389,000 warrants). Mandatory conversion was to occur on the initial closing of the Phase Two financing, which occurred September 28, 2012. The Convertible Notes (as extended) had a maturity date of September 30, 2012, carried provisions for price protection and contained registration rights. For the Phase One financing, Laidlaw received a cash fee of 10% of aggregate funds raised along with a five-year warrant (the "Laidlaw Warrant") equal to 10% of the common stock reserved for issuance in connection with the Units. Separately, Laidlaw required an activation fee of $25,000. The Phase Two financing consisted of Units offered at $0.35 per Unit (consisting of one share of common stock and one-half of a warrant exercisable at $0.50 per share. The Convertible Notes embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares. As a result of proceeds received on September 28, 2012 in the Phase Two financing, all of the $1,706,000 (face value) of Convertible Notes were automatically converted into 5,130,795 shares of common stock at the contractual rate of $0.3325 per share. Moreover, the warrants issuable upon conversion of the Convertible Notes became fixed and determinable and caused to be outstanding 426,500 warrants to acquire shares of common stock at $0.3325 per share. In addition, 202,334 shares of common stock and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes. Accordingly, a loss of $3,339 was recognized in general and administrative expenses upon settlement (See Note 12).

On May 1, 2012, the Company issued a Convertible Note payable to a consultant in the amount of $49,825 in exchange for past services rendered, of which $38,175 pertains to the nine months ended September 30, 2012. The Note bore interest at 0.19% per annum, had a maturity date of September 30, 2012, and was convertible into the Company's shares of common stock at the lower (a) $1.00 or (b) the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note. The Convertible Note embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares. As a result of the private placement closing on September 28, 2012, the $49,825 (face value) convertible note was automatically converted into 142,357 shares of common stock at the contractual rate of $0.35 per share. In addition, 112 shares of common stock were issued to settle $39 of accrued interest on the aforementioned Convertible Note. No gain or loss was recognized upon settlement (See Note 12).

On August 14, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum. The note is convertible into shares of common stock of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit). The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the shares of common stock on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On September 25, 2013, as a term of the convertible debenture issued as discussed further in this Note, the maturity of the debt to the CEO has been extended to April 5, 2015. On July 16, 2014, the maturity of the debt to the CEO has been extended to January 1, 2016. There was no accounting effect for these modifications. (See Note 15).

On September 26, 2013, the Company and an institutional investor (the "Institutional Investor") signed a Securities Purchase Agreement (the "Agreement") with respect to a loan of $2,240,000 evidenced by an 18 month original issue discount secured convertible debenture (the "Debenture") with gross proceeds of $2,000,000 prior to fees. Payments on the Debenture are due 25% on November 1, 2014, 25% on January 1, 2015 and the remaining 50% on April 1, 2015 as a final payment. The Company has the option to pay the interest or principal in stock subject to certain "Equity Conditions" such as giving notice of its intent 20 trading days beforehand. The Agreement provides that the Debenture may be converted at the holder's option at $0.3325 per share at any time after the closing and subject to adjustments. The Company evaluated that for the embedded conversion option, there was no beneficial conversion value to record as the conversion price was greater than the fair market value of the common shares on the note issue date. Warrants with a relative fair value of $389,565 were issued for 100% of the number of shares of common stock that could be purchased at the conversion price at closing or 6,736,842. The warrants have a five-year term and are exercisable for cash if an outstanding registration statement is in effect within 90 days of closing. The $389,565 is recorded as a debt discount to be amortized over the debt term. The Debenture bears 8% per annum interest and are amortizable in installments over their term. The financing closed on September 26, 2013 and the Company received proceeds of approximately $1.7 million, net of certain offering costs and before payment of various debt issue costs. Offering costs to the lender included an original issue discount of $240,000 and cash loan fees of $117,846.

In September 2013 Company had entered into an engagement agreement with Laidlaw & Co. ("Laidlaw") to act as placement agent for the offering and receive customary compensation. Laidlaw introduced the Institutional Investor. As a placement agent fee, the Company paid Laidlaw $207,500 and issued 1,347,368 five year warrants with an exercise price of $0.3325, valued at $94,316. The warrants and fees paid plus legal fees of $35,356 were recorded as a debt issue cost asset and are being amortized over the debt term.

As of April 30, 2013, the aggregate amount of convertible notes payable outstanding was $800,000, of which $200,000 is included in current liabilities and $600,000 is included in long-term liabilities. As of April 30, 2014, the aggregate amount of convertible notes payable net of original issue discount outstanding was $3,562,229, of which $1,600,000, is included in long term liabilities and $1,962,229 is included in current liabilities. As of April 30, 2014, the convertible notes embedded conversion options were not accounted for as bifurcated derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market.

Notes payable consisted of the following at April 30, 2014 and 2013:

	April 30,	April 30,
	2014	2013
Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5% [A] [D]	$300,000	$300,000
Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19% [A] [D]	300,000	300,000
Note payable - originating February 25, 2012; no monthly payments required [B]	75,000	100,000
Note payable - originating February 27, 2012; no monthly payments required [C]	50,000	50,000
Note payable - originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014 (In default at April 30, 2014)	50,000	50,000
Loan Payable Officer - related party originating June 28, 2013; no monthly payments required; bearing interest at 10%; maturing January 1, 2016 [D]	1,000,000	-
Debentures payable, net of OID	1,787,229	-
Total	3,562,229	800,000
Less: Current maturities (loans payable)
Less: Current maturities (notes payable)	(175,000)	(200,000)
Less: Current maturities (Debentures Payable)	(1,787,229)
Subtotal	1,600,000	600,000
Less: amount due after one year for notes payable	-	-
Amount due after one year for convertible notes payable	$1,600,000	$600,000

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[A] - Effective September 4, 2012, note amended to provide a maturity date of August 31, 2013. Effective December 17, 2012, note further amended to provide a maturity date of August 31, 2014. On September 25, 2013, maturity date had been extended to April 5, 2015. On July 16, 2014, the maturity date had been extended to January 1, 2016.

[B] - Effective February 28, 2014 the note was amended to provide a maturity date of December 1, 2014 and interest rate of 3.25%.

[C] - Effective February 18, 2014 the note was amended to provide a maturity date of December 1, 2014 and interest rate of 3.25%.

[D] - Effective July 16, 2014 the note was amended to provide a maturity date of January 1, 2016.

Future maturities of notes payable as of April 30, 2014 are as follows:

Year Ending April 30,
2015	$-
2016	1,600,000
$1,600,000